CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In-Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Redeemable Convertible Preferred Stock
Beginning balance at Dec. 31, 2022						$ 288,304
Beginning balance (in shares) at Dec. 31, 2022						241,828,956
Beginning balance at Dec. 31, 2022	$ (213,087)		$ 12,836	$ (225,592)	$ (331)
Beginning balance, (in shares) at Dec. 31, 2022		333,330
Issuance of Series G preferred shares, net of offering costs						$ 31,258
Issuance of Series G preferred shares, net of offering costs (in shares)						34,972,704
Exercise of warrants (in shares)						437,319
Exercise of warrants						$ 599
Exercise of stock options	$ 276		276
Exercise of stock options (in shares)	23,101	23,056
Stock-based compensation	$ 2,623		2,623
Deemed dividend			1,941	(1,941)
Currency translation adjustment	(508)				(508)
Net loss	(50,332)			(50,332)
Ending balance at Dec. 31, 2023	320,161					$ 320,161
Ending balance (in shares) at Dec. 31, 2023						277,238,979
Ending balance at Dec. 31, 2023	(261,028)		17,676	(277,865)	(839)
Ending balance, (in shares) at Dec. 31, 2023		356,356
Issuance of Series G preferred shares, net of offering costs						$ 57,983
Issuance of Series G preferred shares, net of offering costs (in shares)						64,257,179
Issuance of warrants	1,940		1,940
Exercise of stock options	349		349
Exercise of stock options (in shares)		19,015
Stock-based compensation	4,311		4,311
Deemed dividend			2,724	(2,724)
Currency translation adjustment	107				107
Net loss	(29,470)			(29,470)
Ending balance at Sep. 30, 2024						$ 378,144
Ending balance (in shares) at Sep. 30, 2024						341,496,158
Ending balance at Sep. 30, 2024	(283,791)		27,000	(310,059)	(732)
Ending balance, (in shares) at Sep. 30, 2024		375,371
Beginning balance at Dec. 31, 2023	320,161					$ 320,161
Beginning balance (in shares) at Dec. 31, 2023						277,238,979
Beginning balance at Dec. 31, 2023	$ (261,028)		17,676	(277,865)	(839)
Beginning balance, (in shares) at Dec. 31, 2023		356,356
Issuance of Series G preferred shares, net of offering costs						$ 57,989
Issuance of Series G preferred shares, net of offering costs (in shares)						64,257,179
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares	12,729,349
Issuance of warrants	$ 1,940		1,940
Exercise of stock options	$ 854		854
Exercise of stock options (in shares)	78,377	78,365
Stock-based compensation	$ 5,174		5,174
Deemed dividend			2,724	(2,724)
Currency translation adjustment	319				319
Net loss	(39,661)			(39,661)
Ending balance at Dec. 31, 2024	378,150					$ 378,150
Ending balance (in shares) at Dec. 31, 2024						341,496,158
Ending balance at Dec. 31, 2024	(292,402)		28,368	(320,250)	(520)
Ending balance, (in shares) at Dec. 31, 2024		434,720
Beginning balance at Jun. 30, 2024						$ 371,657
Beginning balance (in shares) at Jun. 30, 2024						334,307,317
Beginning balance at Jun. 30, 2024	(276,587)		24,517	(300,316)	(788)
Beginning balance, (in shares) at Jun. 30, 2024		372,686
Issuance of Series G preferred shares, net of offering costs						$ 6,487
Issuance of Series G preferred shares, net of offering costs (in shares)						7,188,841
Exercise of stock options	56		56
Exercise of stock options (in shares)		2,685
Stock-based compensation	2,122		2,122
Deemed dividend			305	(305)
Currency translation adjustment	56				56
Net loss	(9,438)			(9,438)
Ending balance at Sep. 30, 2024						$ 378,144
Ending balance (in shares) at Sep. 30, 2024						341,496,158
Ending balance at Sep. 30, 2024	(283,791)		27,000	(310,059)	(732)
Ending balance, (in shares) at Sep. 30, 2024		375,371
Beginning balance at Dec. 31, 2024	378,150					$ 378,150
Beginning balance (in shares) at Dec. 31, 2024						341,496,158
Beginning balance at Dec. 31, 2024	(292,402)		28,368	(320,250)	(520)
Beginning balance, (in shares) at Dec. 31, 2024		434,720
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, Shares						(341,496,158)
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, value						$ (378,150)
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares		12,729,240
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, value	378,150		378,150
Issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions (in shares)		4,600,000
Issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions, Value	99,843		99,843
Settlement of warrant liability	173		173
Exercise of warrants (in shares)		435,013
Exercise of warrants	5,702		5,702
Exercise of stock options	353		353
Exercise of stock options (in shares)		39,489
Stock-based compensation	3,684		3,684
Currency translation adjustment	66				66
Net loss	(25,782)			(25,782)
Ending balance at Sep. 30, 2025	0
Ending balance at Sep. 30, 2025	169,787		516,273	(346,032)	(454)
Ending balance, (in shares) at Sep. 30, 2025		18,238,462
Beginning balance at Jun. 30, 2025						$ 378,150
Beginning balance (in shares) at Jun. 30, 2025						341,496,158
Beginning balance at Jun. 30, 2025	(307,311)		30,159	(337,030)	(440)
Beginning balance, (in shares) at Jun. 30, 2025		450,682
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, Shares						(341,496,158)
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, value						$ (378,150)
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares		12,729,240
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, value	378,150		378,150
Issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions (in shares)		4,600,000
Issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions, Value	99,843		99,843
Settlement of warrant liability	173		173
Exercise of warrants (in shares)		435,013
Exercise of warrants	5,702		5,702
Exercise of stock options	178		178
Exercise of stock options (in shares)		23,527
Stock-based compensation	2,068		2,068
Currency translation adjustment	(14)				(14)
Net loss	(9,002)			(9,002)
Ending balance at Sep. 30, 2025	0
Ending balance at Sep. 30, 2025	$ 169,787		$ 516,273	$ (346,032)	$ (454)
Ending balance, (in shares) at Sep. 30, 2025		18,238,462